Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 98.0%
ARGENTINA — 4.3%
MercadoLibre, Inc.*	147,298	$159,447,139
AUSTRALIA — 1.0%
Afterpay Ltd.*	508,106	29,950,129
WiseTech Global Ltd.	344,866	6,459,251
		36,409,380
BELGIUM — 1.6%
Umicore SA	1,432,433	59,581,717
CHINA — 21.6%
Alibaba Group Holding Ltd.*	5,798,208	212,858,708
Meituan Dianping, Class B *	5,287,000	166,547,396
NIO, Inc. ADR*	1,954,208	41,468,294
Ping An Insurance Group Co. of China Ltd., Class H	5,237,000	54,364,502
TAL Education Group ADR*	1,319,184	100,310,751
Tencent Holdings Ltd.	3,347,100	226,074,481
		801,624,132
DENMARK — 5.4%
Ambu A/S, B Shares	1,272,706	35,838,644
Chr. Hansen Holding A/S	288,713	32,048,879
Genmab A/S*	306,471	111,220,037
Novozymes A/S, B Shares	360,805	22,677,455
		201,785,015
FRANCE — 7.0%
Adevinta ASA*	523,027	8,988,607
EssilorLuxottica SA*	88,525	12,051,545
Kering	240,872	159,781,603
L'Oreal SA	242,810	79,017,894
		259,839,649
GERMANY — 8.8%
Aixtron SE*	1,010,204	12,188,730
BASF SE	378,919	23,074,810
Delivery Hero SE*	631,409	72,447,827
HelloFresh SE*	1,022,328	56,815,038
MorphoSys AG*	147,843	18,708,094
Rocket Internet SE*	569,228	12,464,885
Zalando SE*	1,420,648	132,731,764
		328,431,148
HONG KONG — 2.9%
AIA Group Ltd.	7,681,000	76,349,889
Hong Kong Exchanges & Clearing Ltd.	673,401	31,699,335
		108,049,224
INDIA — 0.4%
Housing Development Finance Corp., Ltd.	600,715	14,238,566
ISRAEL — 1.8%
Wix.com Ltd.*	259,921	66,240,867
ITALY — 4.1%
Ferrari NV	838,827	153,941,531
JAPAN — 13.2%
M3, Inc.	3,681,900	227,748,584
Nidec Corp.	746,800	70,033,368
Pan Pacific International Holdings Corp.	998,800	23,260,333
Pigeon Corp.	451,300	20,164,659
SBI Holdings, Inc.	896,600	23,232,585
SMC Corp.	129,400	72,184,072
SoftBank Group Corp.	891,200	55,142,630
		491,766,231

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
NETHERLANDS — 11.5%
Adyen NV*	54,002	$99,606,402
Argenx SE*	146,838	38,789,902
ASML Holding NV	688,473	254,304,859
EXOR NV	644,133	34,965,510
		427,666,673
NEW ZEALAND — 0.5%
Xero Ltd.*	254,805	18,586,781
NORWAY — 0.6%
Schibsted ASA, Class A *	199,741	8,861,618
Schibsted ASA, Class B *	295,741	11,782,216
		20,643,834
SPAIN — 2.1%
Industria de Diseno Textil SA	2,764,552	76,480,076
SWEDEN — 3.5%
Atlas Copco AB, A Shares	1,611,275	76,823,652
Kinnevik AB, B Shares	1,308,677	53,117,045
		129,940,697
SWITZERLAND — 0.9%
Temenos AG	250,532	33,672,629
UNITED KINGDOM — 3.6%
Fiat Chrysler Automobiles NV*	2,207,344	27,095,116
Ocado Group PLC*	2,711,953	95,920,232
Rolls-Royce Holdings PLC*	5,469,365	9,081,102
		132,096,450
UNITED STATES — 3.2%
Spotify Technology SA*	488,108	118,400,358
Total Common Stocks
(cost $1,533,866,625)		3,638,842,097
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG 0.10% (cost $11,905,476)	115,635	47,396,108
TOTAL INVESTMENTS — 99.3%
(cost $1,545,772,101)		$3,686,238,205
Other assets less liabilities — 0.7%		27,354,488
NET ASSETS — 100.0%		$3,713,592,693

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$494,856,016	$3,143,986,081	$–	$3,638,842,097
Preferred Stocks**	–	47,396,108	–	47,396,108
Total	$494,856,016	$3,191,382,189	$–	$3,686,238,205

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.